Convertible Debt and Promissory Notes- ReShape - Schedule of Change in Fair Value of the Convertible Notes (Details) - Convertible Debt [Member] - Promissory Notes [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Change in Fair Value of the Convertible Notes [Line Items]
Balance, beginning of the period	$ 3,589,410	$ 2,930,888
Additional notes issued	191,253	340,000
Interest Accrued	103,045	92,200
Change in fair value	150,673	17,996
Total	$ 4,034,381	$ 3,381,084